Employees - Schedule of Cash Flow in Respect of Pensions and Similar Post-employment Benefits (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Employee Benefit Plan [Line Items]
Group cash flow in respect of pensions and similar benefits			€ 601	€ 594	€ 561
Funded Plans [Member]
Disclosure of Employee Benefit Plan [Line Items]
Defined benefit	[1]		266	244	238
Defined contributions			203	193	179
Unfunded Plans [Member]
Disclosure of Employee Benefit Plan [Line Items]
Defined benefit			€ 132	€ 157	€ 144
Future estimate [member]
Disclosure of Employee Benefit Plan [Line Items]
Group cash flow in respect of pensions and similar benefits		€ 640
Future estimate [member] | Funded Plans [Member]
Disclosure of Employee Benefit Plan [Line Items]
Defined benefit	[1]	285
Defined contributions		220
Future estimate [member] | Unfunded Plans [Member]
Disclosure of Employee Benefit Plan [Line Items]
Defined benefit		€ 135

[1]	Following the conclusion of the 2019 Funding valuation of the US Unicare Pension Plan, the Group contributed $100 million into the plan in 2020. Deficit contributions to the US Pension plan are expected to be nil for the following few years.